UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21953
                                                     ---------

                          Oppenheimer Baring China Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                 SHARES         VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--80.9%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.9%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Xinyi Glass Holding Co. Ltd.                                                    498,000   $   555,264
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Great Wall Motor Co. Ltd.                                                       168,000       208,300
------------------------------------------------------------------------------------------------------
DISTRIBUTORS--1.9%
Li & Fung Ltd.                                                                  256,000       952,559
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Lifestyle International Holdings Ltd.                                           103,500       451,860
------------------------------------------------------------------------------------------------------
Parkson Retail Group Ltd.                                                        36,000       287,856
                                                                                          ------------
                                                                                              739,716
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Bauhaus International Holdings Ltd.                                              22,000         4,514
------------------------------------------------------------------------------------------------------
Belle International Holdings Ltd. 1                                             350,000       401,724
------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                             65,900       970,787
                                                                                          ------------
                                                                                            1,377,025
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.3%
Anta Sports Products Ltd. 1                                                     669,000       680,355
------------------------------------------------------------------------------------------------------
China Hongxing Sports Ltd.                                                      918,000       527,689
------------------------------------------------------------------------------------------------------
Peach Mark (Holdings) Ltd.                                                      404,000       609,472
------------------------------------------------------------------------------------------------------
Ports Design Ltd.                                                               115,500       315,775
                                                                                          ------------
                                                                                            2,133,291
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Kingway Brewery Holdings Ltd.                                                    31,222        11,188
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Scud Group Ltd. 1                                                               394,000        96,337
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Hengan International Group Co. Ltd.                                             166,000       510,923
------------------------------------------------------------------------------------------------------
ENERGY--5.5%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Anhui Tianda Oil Pipe Co. Ltd.                                                  222,000       158,069
------------------------------------------------------------------------------------------------------
China Oilfield Services Ltd.                                                    370,000       716,988
                                                                                          ------------
                                                                                              875,057
------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.8%
China Shenhua Energy Co. Ltd.                                                   324,500     1,412,493
------------------------------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.                                                    268,000       474,456
                                                                                          ------------
                                                                                            1,886,949
------------------------------------------------------------------------------------------------------
FINANCIALS--21.6%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.0%
China Construction Bank                                                       1,634,000     1,368,364
------------------------------------------------------------------------------------------------------
China Merchants Bank Co. Ltd. 2                                                 397,500     1,511,839
------------------------------------------------------------------------------------------------------
Industrial & Commercial Bank of China                                         2,484,000     1,638,996
                                                                                          ------------
                                                                                            4,519,199
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Hong Kong Exchanges & Clearing Ltd.                                              91,000     1,703,285
------------------------------------------------------------------------------------------------------
INSURANCE--1.5%
Ping An Insurance Co. of China Ltd.                                              69,500       727,346


                        1 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

                                                                                 SHARES         VALUE
------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--7.7%
China Overseas Land & Investment Ltd.                                           874,000   $ 1,826,986
------------------------------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                                               251,600     1,035,092
------------------------------------------------------------------------------------------------------
Hopson Development Holdings Ltd.                                                 98,000       328,621
------------------------------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                                                   254,000       677,097
                                                                                          ------------
                                                                                            3,867,796
------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.8%
------------------------------------------------------------------------------------------------------
AIRLINES--1.0%
Air China Ltd.                                                                  392,000       494,470
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.2%
China Communications Construction Co. Ltd.                                      739,000     1,620,735
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.5%
BYD Co. Ltd.                                                                    108,000       789,231
------------------------------------------------------------------------------------------------------
Zhuzhou CSR Times Electric Co. Ltd.                                             288,000       465,243
                                                                                          ------------
                                                                                            1,254,474
------------------------------------------------------------------------------------------------------
MACHINERY--6.8%
China Infrastructure Machinery Holdings Ltd.                                    194,000       417,972
------------------------------------------------------------------------------------------------------
China International Marine Containers (Group) Co. Ltd., B Shares                148,320       323,359
------------------------------------------------------------------------------------------------------
Jingwei Textile Machinery Co. Ltd.                                              760,000       640,869
------------------------------------------------------------------------------------------------------
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares                              109,100       233,910
------------------------------------------------------------------------------------------------------
Weichai Power Co. Ltd.                                                           72,000       578,500
------------------------------------------------------------------------------------------------------
Yangzijiang Shipbuilding Holdings Ltd. 1                                        990,000     1,203,062
                                                                                          ------------
                                                                                            3,397,672
------------------------------------------------------------------------------------------------------
MARINE--3.1%
China Shipping Container Lines Co. Ltd.                                       1,982,450     1,555,548
------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Guangshen Railway Co. Ltd.                                                      752,000       594,072
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Ta Yang Group 1                                                               1,080,000       400,274
------------------------------------------------------------------------------------------------------
MATERIALS--20.7%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Sinofert Holdings Ltd.                                                          246,000       175,244
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--3.7%
Anhui Conch Cement Co. Ltd.                                                     162,000     1,150,420
------------------------------------------------------------------------------------------------------
China National Building Material Co. Ltd.                                       246,000       689,173
                                                                                          ------------
                                                                                            1,839,593
------------------------------------------------------------------------------------------------------
METALS & MINING--11.9%
Aluminum Corp. of China Ltd.                                                    428,000     1,157,828
------------------------------------------------------------------------------------------------------
Angang New Steel Co. Ltd.                                                       298,000     1,007,420
------------------------------------------------------------------------------------------------------
Bengang Steel Plates Co. Ltd., B Shares                                         398,300       454,832
------------------------------------------------------------------------------------------------------
China Molybdenum Co. Ltd. 1                                                     636,000     1,218,552
------------------------------------------------------------------------------------------------------
Hunan Non-Ferrous Metal Corp. Ltd.                                              362,000       213,524
------------------------------------------------------------------------------------------------------
Shougang Concord International Enterprises Co. Ltd.                           2,088,000       729,898
------------------------------------------------------------------------------------------------------
Tiangong International Co. Ltd. 1                                               422,000       434,575
------------------------------------------------------------------------------------------------------
Zijin Mining Group Co. Ltd.                                                     797,500       716,399
                                                                                          ------------
                                                                                            5,933,028
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--4.8%
Lee & Man Paper Manufacturing Ltd.                                              182,000       739,985
------------------------------------------------------------------------------------------------------


                        2 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

                                                                                 SHARES         VALUE
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
------------------------------------------------------------------------------------------------------
Nine Dragons Paper Holdings Ltd.                                                417,000   $ 1,267,068
------------------------------------------------------------------------------------------------------
Samling Global Ltd. 1                                                         1,112,000       392,459
                                                                                          ------------
                                                                                            2,399,512
------------------------------------------------------------------------------------------------------
UTILITIES--1.3%
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.3%
Huadian Power International Corp. Ltd.                                        1,104,000       643,804
                                                                                          ------------
Total Common Stocks (Cost $30,411,330)                                                     40,472,661

                                                                                  UNITS
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------
BYD Co. Ltd. Rts., Exp. 12/31/07 1,3                                             36,000            --
------------------------------------------------------------------------------------------------------
China Overseas Land & Investment Ltd. Wts., Exp. 8/27/08 1                       72,166        44,979
                                                                                          ------------
Total Rights, Warrants and Certificates (Cost $0)                                              44,979

                                                                                 SHARES
------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--7.8%
------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV, Equity Linked Securities, Exp. 6/30/09 (linked
to Jiaozuo Wanfang Aluminum, Cl. A common stock)                                 36,048       236,020
------------------------------------------------------------------------------------------------------
Credit Suisse Ltd. (Hong Kong):
Equity Linked Securities, Exp. 10/23/09 (linked to Zhongjin Gold
Corp., Cl. A common stock)                                                       66,710       953,682
Equity Linked Securities, Exp. 11/2/09 (linked to Guangzhou
Friendship Co. Ltd., Cl. A common stock)                                         35,562       186,176
Equity Linked Securities, Exp. 6/4/10 (linked to Jiaozuo Wanfang
Aluminum, Cl. A common stock)                                                   107,123       701,375
------------------------------------------------------------------------------------------------------
J.P. Morgan International Derivatives Ltd.:
Guangzhou Baiyun International Airport Co. Ltd. Chinese Low
Exercise Price Warrant, Exp. 8/31/12                                             65,000       175,000
Industrial Bank Chinese Low Exercise Price Warrant, Exp. 2/9/12 4                49,496       383,660
Industrial Bank Chinese Low Exercise Price Warrant, Exp. 2/9/12                  27,300       211,611
Shanxi Xishan Coal and Electricity Power Co. Ltd. Chinese Low Exercise
Price Warrant, Exp. 8/31/12                                                      70,600       432,495
------------------------------------------------------------------------------------------------------
Merrill Lynch International & Co., Inc., Chinese Low Exercise
Price Warrant, Exp. 2/3/09 (linked to Synnex Technology
International Corp.)                                                            131,000       359,655
------------------------------------------------------------------------------------------------------
UBS AG-London, Cv. Equity Linked Nts., Exp. 4/16/10 (linked to Firich
Enterprise common stock)                                                         12,000       239,503
                                                                                          ------------
Total Structured Securities (Cost $2,357,370)                                               3,879,177
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $32,768,700)                                     88.8%   44,396,817
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                    11.2     5,615,901

                                                                              ------------------------
NET ASSETS                                                                        100.0%  $50,012,718
                                                                              ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                        3 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2007 was zero. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $383,600 or 0.77% of the Fund's net assets as of August 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                        4 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of August 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                              EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION               DATES            (000S)         AUGUST 31, 2007   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Chinese Renminbi (CNY)           10/4/07             1,609   CNY   $       213,641   $        330     $       --
Hong Kong Dollar (HKD)            9/4/07            15,000   HKD         1,923,826             --             65
New Taiwan Dollar (TWD)   9/6/07-9/10/07            18,721   TWD           567,604          1,102             --
Singapore Dollar (SGD)            9/4/07                60   SGD            39,374             --             46
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $      1,432     $      111
                                                                                     ============================

ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $  32,824,600
Federal tax cost of other investments                   410,093
                                                  --------------
Total federal tax cost                            $  33,234,693
                                                  ==============


                        5 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gross unrealized appreciation                     $  11,796,100
Gross unrealized depreciation                          (223,646)
                                                  --------------
Net unrealized appreciation                       $  11,572,454
                                                  ==============


                        6 | OPPENHEIMER BARING CHINA FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 10/09/2007